Revenue - Summary of Revenue (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	€ 9,562	€ 93,500
License Revenue | License Performance Obligation
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	5,000	€ 93,500
License Revenue | R&D Performance Obligations
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	€ 4,562